Share-Based Payment Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
General and administrative expenses	$ 5,285
NIS [Member]
Statement Line Items [Line Items]
General and administrative expenses	18,322	$ 23,380	$ 15,052
Share-based payment arrangements [Member] | NIS [Member]
Statement Line Items [Line Items]
Research and development expenses	502	495	207
General and administrative expenses	176	676	235
Share-based payments	$ 678	$ 1,171	$ 442